Changes in Liabilities Arising from Financial Activities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Bank Loans Financial Liability Roll Forward
The change in bank loans balances is detailed as follows:
BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance at 1 January	510	536
New bank loans	—	220
Installments	(281)	(245)

Closing balance at 31 December	229	510

Summary of Finance Leases Financial Liability Roll Forward
The change in lease liability balances is detailed as follows:
LEASES LIABILITY ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance at 1 January	1,136	909
New leases	4,204	730
Installments	(1,206)	(503)

Closing balance at 31 December	4,134	1,136

Summary of Recoverable Cash Advance Liability Roll Forward
The change in recoverable cash advance liability balances is detailed as follows:
RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance at 1 January	3,140	1,770
Repayments	(256)	(226)
New Liability component	1,481	598
Remeasurement	120	998

Closing balance at 31 December	4,484	3,140